Goodwill (Details) - Schedule of key estimates used for the fair value	12 Months Ended
	Feb. 28, 2021	Feb. 29, 2020
Mozambique [Member] | Revenue growth rate [Member]
Goodwill (Details) - Schedule of key estimates used for the fair value [Line Items]
Growth rate, description		This is the average annual compound growth rate in revenue that is derived from management's forecast and is based on external available information, such as GDP and inflation rate data within the region.
Revenue growth rate	11%	7%
Mozambique [Member] | Terminal growth rate [Member]
Goodwill (Details) - Schedule of key estimates used for the fair value [Line Items]
Growth rate, description		The estimated rate of growth after the five-year forecast period. This rate is informed primarily by external forecasts about economic activity by region. Changes in these rates are reflective of changes in market views on the economic growth in those regions.
Revenue growth rate	9%	5%
Mozambique [Member] | Discount rate [Member]
Goodwill (Details) - Schedule of key estimates used for the fair value [Line Items]
Growth rate, description		The rate reflects the specific risks relating to the country and industry in which the entity operates. These rates were determined using externally available information. The rates were determined using the Capital Asset pricing model and adjusting for risk. The rate is a pre-tax rate and the value in use has been determined on a pre-tax basis.
Revenue growth rate	31%	35%
Portugal [Member] | Revenue growth rate [Member]
Goodwill (Details) - Schedule of key estimates used for the fair value [Line Items]
Terminal growth rate	10%	3%
Portugal [Member] | Terminal growth rate [Member]
Goodwill (Details) - Schedule of key estimates used for the fair value [Line Items]
Terminal growth rate	1%	2%
Portugal [Member] | Discount rate [Member]
Goodwill (Details) - Schedule of key estimates used for the fair value [Line Items]
Terminal growth rate	17%	16%
Spain [Member] | Revenue growth rate [Member]
Goodwill (Details) - Schedule of key estimates used for the fair value [Line Items]
Discount rate	16%	3%
Spain [Member] | Terminal growth rate [Member]
Goodwill (Details) - Schedule of key estimates used for the fair value [Line Items]
Discount rate	1%	2%
Spain [Member] | Discount rate [Member]
Goodwill (Details) - Schedule of key estimates used for the fair value [Line Items]
Discount rate	20%	15%
CGUs [Member]
Goodwill (Details) - Schedule of key estimates used for the fair value [Line Items]
Growth rate, description		The growth rate applied for revenue is considered to be the main driver of profitability and hence free cash flow. CGUs are at different maturity levels in their business cycles and hence will reflect considerably different growth rates. The various geographical markets the CGUs operate within also have differences in their economies which have been taken into consideration. The growth rate determined by management is based on historical data from both external and internal sources and is consistent with reported global telematics growth forecasts for the medium to long term and with the assumptions that a market participant would make.